Reserves for Unpaid Loss and Loss Adjustment Expenses (Details) - Schedule of Information about Incurred and Paid Claims Development - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Long-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 466,588
Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Long-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	217,671
Incurred Claims and Allocated Claim Adjustment Expense, Net	2,892
Incurred Claims and Allocated Claim Adjustment Expense, Net	251,809
Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Short-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	653,849
Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Short-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	457,605
Incurred Claims and Allocated Claim Adjustment Expense, Net	2,063
Incurred Claims and Allocated Claim Adjustment Expense, Net	198,307
Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Reinsurance [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	126,860
Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Reinsurance [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	77,985
Incurred Claims and Allocated Claim Adjustment Expense, Net	497
Incurred Claims and Allocated Claim Adjustment Expense, Net	49,372
Short-Duration Insurance Contracts, Accident Year 2014 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Long-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 11,455	$ 11,256	$ 11,396	$ 11,549	$ 11,825	$ 12,513	$ 10,013	$ 9,215	$ 8,443	$ 3,291
All outstanding liabilities prior to 2014, net of reinsurance	4
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 508
Short-Duration Insurance Contracts, Accident Year 2014 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Long-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	11,253	11,132	11,074	10,867	10,583	9,092	7,694	7,392	5,681	1,444
Short-Duration Insurance Contracts, Accident Year 2014 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Short-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 50,087	50,102	49,931	49,956	50,646	51,712	53,272	55,047	55,148	48,946
All outstanding liabilities prior to 2014, net of reinsurance	3
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 2,047
Short-Duration Insurance Contracts, Accident Year 2014 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Short-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	49,688	49,657	49,414	49,359	49,496	49,373	48,346	42,468	36,942	10,356
Short-Duration Insurance Contracts, Accident Year 2014 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Reinsurance [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 5,019	5,005	5,007	4,998	5,139	5,133	5,661	6,157	6,613	6,444
All outstanding liabilities prior to 2014, net of reinsurance	1
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 250
Short-Duration Insurance Contracts, Accident Year 2014 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Reinsurance [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	5,006	4,961	4,958	4,832	4,821	4,704	4,709	5,024	5,106	745
Short-Duration Insurance Contracts, Accident Year 2015 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Long-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 9,237	9,257	8,895	9,467	9,885	11,031	8,073	8,137	3,633
All outstanding liabilities prior to 2014, net of reinsurance	11
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 738
Short-Duration Insurance Contracts, Accident Year 2015 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Long-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	8,422	6,919	7,007	6,841	6,240	5,675	4,535	2,128	941
Short-Duration Insurance Contracts, Accident Year 2015 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Short-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 57,209	57,101	57,206	57,475	57,524	57,282	58,008	58,417	44,305
All outstanding liabilities prior to 2014, net of reinsurance	14
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 1,832
Short-Duration Insurance Contracts, Accident Year 2015 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Short-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	56,808	56,724	56,181	56,154	55,976	52,759	50,581	36,771	16,300
Short-Duration Insurance Contracts, Accident Year 2015 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Reinsurance [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 5,946	6,012	6,149	6,050	6,187	6,419	5,888	4,385	2,100
All outstanding liabilities prior to 2014, net of reinsurance	4
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 230
Short-Duration Insurance Contracts, Accident Year 2015 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Reinsurance [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	5,842	5,745	5,734	5,738	5,659	5,395	4,649	2,881	(178)
Short-Duration Insurance Contracts, Accident Year 2016 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Long-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 16,099	16,830	17,096	17,299	15,373	17,376	7,868	2,758
All outstanding liabilities prior to 2014, net of reinsurance	810
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 922
Short-Duration Insurance Contracts, Accident Year 2016 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Long-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	14,111	13,405	12,074	7,981	7,071	5,119	2,639	792
Short-Duration Insurance Contracts, Accident Year 2016 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Short-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 65,778	65,806	65,498	65,074	63,532	64,789	67,098	55,683
All outstanding liabilities prior to 2014, net of reinsurance
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 2,191
Short-Duration Insurance Contracts, Accident Year 2016 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Short-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	65,172	64,914	64,112	62,665	62,054	59,442	44,609	15,751
Short-Duration Insurance Contracts, Accident Year 2016 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Reinsurance [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 7,209	7,183	7,476	7,594	7,403	7,303	5,891	3,299
All outstanding liabilities prior to 2014, net of reinsurance	22
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 305
Short-Duration Insurance Contracts, Accident Year 2016 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Reinsurance [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	6,952	6,872	6,804	6,612	6,102	5,223	3,106	359
Short-Duration Insurance Contracts, Accident Year 2017 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Long-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 23,894	25,431	26,826	28,840	27,658	25,186	4,542
All outstanding liabilities prior to 2014, net of reinsurance	1,291
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 1,523
Short-Duration Insurance Contracts, Accident Year 2017 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Long-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	20,324	19,297	18,242	15,967	11,092	4,877	509
Short-Duration Insurance Contracts, Accident Year 2017 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Short-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 71,012	71,516	71,543	71,505	74,425	75,847	52,715
All outstanding liabilities prior to 2014, net of reinsurance	114
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 2,536
Short-Duration Insurance Contracts, Accident Year 2017 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Short-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	67,334	67,460	63,029	58,223	50,218	39,217	16,317
Short-Duration Insurance Contracts, Accident Year 2017 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Reinsurance [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 14,704	14,989	15,783	15,150	14,758	15,243	9,563
All outstanding liabilities prior to 2014, net of reinsurance	124
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 423
Short-Duration Insurance Contracts, Accident Year 2017 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Reinsurance [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	13,257	13,156	12,815	12,633	9,375	7,436	2,593
Short-Duration Insurance Contracts, Accident Year 2018 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Long-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 43,288	35,191	41,041	45,182	44,766	42,580
All outstanding liabilities prior to 2014, net of reinsurance	8,568
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 2,303
Short-Duration Insurance Contracts, Accident Year 2018 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Long-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	29,334	24,993	20,715	17,326	10,915	2,807
Short-Duration Insurance Contracts, Accident Year 2018 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Short-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 58,488	59,144	59,265	52,999	49,054	43,103
All outstanding liabilities prior to 2014, net of reinsurance	155
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 2,356
Short-Duration Insurance Contracts, Accident Year 2018 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Short-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	54,285	51,232	51,100	47,573	34,338	17,087
Short-Duration Insurance Contracts, Accident Year 2018 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Reinsurance [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 8,901	8,718	9,073	9,225	11,168	10,092
All outstanding liabilities prior to 2014, net of reinsurance	67
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 437
Short-Duration Insurance Contracts, Accident Year 2018 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Reinsurance [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	7,882	7,610	7,365	6,999	5,675	131
Short-Duration Insurance Contract, Accident Year 2019 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Long-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 53,582	54,433	50,375	62,689	61,152
All outstanding liabilities prior to 2014, net of reinsurance	7,792
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 3,743
Short-Duration Insurance Contract, Accident Year 2019 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Long-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	36,508	31,363	22,951	17,503	4,463
Short-Duration Insurance Contract, Accident Year 2019 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Short-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 40,646	41,433	41,649	43,406	50,247
All outstanding liabilities prior to 2014, net of reinsurance	223
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 2,156
Short-Duration Insurance Contract, Accident Year 2019 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Short-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	35,043	33,847	30,993	21,029	8,654
Short-Duration Insurance Contract, Accident Year 2019 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Reinsurance [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 11,039	11,062	10,936	11,363	14,333
All outstanding liabilities prior to 2014, net of reinsurance	168
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 490
Short-Duration Insurance Contract, Accident Year 2019 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Reinsurance [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	9,680	9,256	8,532	7,207	2,527
Short-Duration Insurance Contract, Accident Year 2020 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Long-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 84,893	82,863	90,179	85,084
All outstanding liabilities prior to 2014, net of reinsurance	12,915
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 3,267
Short-Duration Insurance Contract, Accident Year 2020 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Long-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	52,719	39,541	22,884	4,573
Short-Duration Insurance Contract, Accident Year 2020 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Short-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 55,102	51,517	50,876	57,745
All outstanding liabilities prior to 2014, net of reinsurance	1,453
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 1,892
Short-Duration Insurance Contract, Accident Year 2020 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Short-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	29,869	26,771	17,591	6,737
Short-Duration Insurance Contract, Accident Year 2020 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Reinsurance [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 10,785	11,526	10,900	11,437
All outstanding liabilities prior to 2014, net of reinsurance	348
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 455
Short-Duration Insurance Contract, Accident Year 2020 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Reinsurance [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	5,240	4,304	3,123	97
Short-Duration Insurance Contract, Accident Year 2021 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Long-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 61,989	78,749	100,084
All outstanding liabilities prior to 2014, net of reinsurance	22,989
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 2,394
Short-Duration Insurance Contract, Accident Year 2021 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Long-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	24,693	14,775	4,519
Short-Duration Insurance Contract, Accident Year 2021 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Short-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 60,008	64,493	74,394
All outstanding liabilities prior to 2014, net of reinsurance	3,200
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 2,080
Short-Duration Insurance Contract, Accident Year 2021 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Short-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	43,704	29,782	10,396
Short-Duration Insurance Contract, Accident Year 2021 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Reinsurance [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 20,346	19,628	17,788
All outstanding liabilities prior to 2014, net of reinsurance	1,274
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 431
Short-Duration Insurance Contract, Accident Year 2021 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Reinsurance [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	13,437	8,154	1,179
Short-Duration Insurance Contract, Accident Year 2022 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Long-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 73,707	83,392
All outstanding liabilities prior to 2014, net of reinsurance	45,179
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 2,167
Short-Duration Insurance Contract, Accident Year 2022 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Long-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	15,322	3,293
Short-Duration Insurance Contract, Accident Year 2022 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Short-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 85,522	100,030
All outstanding liabilities prior to 2014, net of reinsurance	8,159
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 2,481
Short-Duration Insurance Contract, Accident Year 2022 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Short-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	40,185	10,428
Short-Duration Insurance Contract, Accident Year 2022 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Reinsurance [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 12,971	16,184
All outstanding liabilities prior to 2014, net of reinsurance	1,244
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 397
Short-Duration Insurance Contract, Accident Year 2022 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Reinsurance [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	5,316	951
Short-Duration Insurance Contract, Accident Year 2023 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Long-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 88,444
All outstanding liabilities prior to 2014, net of reinsurance	74,112
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 2,138
Short-Duration Insurance Contract, Accident Year 2023 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Long-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	4,985
Short-Duration Insurance Contract, Accident Year 2023 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Specialty Short-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 109,997
All outstanding liabilities prior to 2014, net of reinsurance	64,895
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 1,851
Short-Duration Insurance Contract, Accident Year 2023 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Specialty Short-tail [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	15,517
Short-Duration Insurance Contract, Accident Year 2023 [Member] | Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance – Reinsurance [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 29,940
All outstanding liabilities prior to 2014, net of reinsurance	16,349
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 248
Short-Duration Insurance Contract, Accident Year 2023 [Member] | Cumulative Paid Claims and Claim Adjustment Expenses, Net of Reinsurance – Reinsurance [Member]
Schedule of Information about Incurred and Paid Claims Development [Line Items]
Accident year	$ 5,373